MERIDIAN FUND, INC.®

Meridian Contrarian Fund (the “Fund”)

Supplement dated March 15, 2019

to the Fund’s Summary Prospectus, Prospectus,

and Statement of Additional Information,

each dated November 1, 2018

Effective as of March 15, 2019, Larry Cordisco no longer serves as a Co-Portfolio Manager of the Fund.

All references to Mr. Cordisco serving in such role are deleted.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE